CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 20,772	$ 28,980
Short-term bank deposits	10,291	0
Marketable securities	0	6,375
Trade receivables	357	348
Other receivables and prepaid expenses	2,973	1,482
Inventories	76	566
Total current assets	34,469	37,751
LONG-TERM ASSETS:
Long-term deposits and other receivables	28	74
Deferred taxes	0	94
Right-of-use-assets	980	1,568
Property, plant and equipment, net	2,455	2,499
Intangible assets, net	13,169	14,140
Total long term assets	16,632	18,375
Total assets	51,101	56,126
CURRENT LIABILITIES:
Trade payables	1,785	1,036
Employees and payroll accruals	2,537	1,987
Lease liability	853	884
Liabilities in respect of government grants	388	79
Deferred revenues and other advances	362	22
Other payables	1,019	1,617
Total current liabilities	6,944	5,625
LONG-TERM LIABILITIES:
Lease liability	285	932
Liabilities in respect of government grants	4,426	4,665
Other advances	393	0
Convertible SAFE	10,368	10,114
Total non-current liabilities	15,472	15,711
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.02 par value: Authorized – 150,000,000 ordinary shares; Issued and outstanding –50,584,888 ordinary shares on December 31, 2023 and 41,260,439 ordinary shares on December 31, 2022	286	235
Share premium and other capital reserves	269,353	261,402
Accumulated deficit	(257,586)	(233,707)
Equity attributable to equity holders of the Company	12,053	27,930
Non-controlling interests	16,632	6,860
Total equity	28,685	34,790
Shareholder's Equity and Liabilities	$ 51,101	$ 56,126